                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7356

                   Van Kampen Strategic Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                                          COUPON         MATURITY             VALUE
          MUNICIPAL BONDS    160.2%
          ALABAMA    7.8%
$ 6,345   Alabama St Muni Elec Auth Pwr Supply Rev Ser A (MBIA Insd)            5.500%        09/01/19         $  7,008,497
  5,000   Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln Ser A
          (Prerefunded @ 8/15/04)(AMBAC Insd)                                   5.000         08/15/15            5,007,750
                                                                                                               ------------
                                                                                                                 12,016,247
                                                                                                               ------------

          ARIZONA    0.8%
  1,200   Tempe, AZ Excise Tax Rev Rfdg                                         5.250         07/01/19            1,285,968
                                                                                                               ------------

          CALIFORNIA    23.2%
  5,000   Alameda Corridor Transn Auth CA Conv-Cap Apprec Sub
          Lien Ser A Rfdg (AMBAC Insd)(b)                                     0/5.400         10/01/24            3,307,750
  3,330   Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn Rfdg
         (Escrowed to Maturity) (AMBAC Insd)                                    5.000         05/15/13            3,410,952
 20,000   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub
          Pub Impt Proj Ser C (FSA Insd)                                            *         09/01/25            6,286,000
     75   California Rural Home Mtg Fin Auth Single Family Mtg Rev
          Ser C (AMT) (GNMA Collateralized)                                     7.800         02/01/28               78,551
  5,110   California St (AMBAC Insd)                                            5.125         10/01/27            5,149,654
  2,000   California St Dept Wtr Res Pwr Supply Rev Ser A (XLCA Insd)           5.375         05/01/17            2,176,100
  5,000   California St Dept Wtr Res Pwr Supply Rev Ser A (MBIA Insd)           5.375         05/01/22            5,318,850
  5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
          Apprec Rfdg (b)                                                     0/5.800         01/15/20            3,870,700
  2,000   Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Ser
          A Rfdg (FSA Insd)                                                     5.500         10/01/18            2,253,460
  3,500   Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj
          Ser A (MBIA Insd)                                                     5.500         11/01/35            3,718,330
                                                                                                               ------------
                                                                                                                 35,570,347
                                                                                                               ------------

          COLORADO    6.2%
  1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
          Ser B (Prerefunded @ 08/31/05)                                        7.000         08/31/26            1,087,720
  5,000   Colorado Ed & Cultural Fac Charter Sch Proj (XLCA Insd)               5.500         05/01/36            5,250,550
  1,000   Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj                 6.500         09/01/20            1,070,980
  1,850   Colorado Hsg Fin Auth Multi-Family Hsg Insd Mtg Ser A (AMT)           6.800         10/01/37            1,899,894
    160   Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)               7.550         11/01/27              162,051
                                                                                                               ------------
                                                                                                                  9,471,195
                                                                                                               ------------

          CONNECTICUT    2.1%

 1,500   Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
         144A - Private Placement (c)                                          6.400         09/01/11                 1,669,395
 1,500   Mashantucket Western Pequot Tribe CT Spl Rev Ser A,
         144A - Private Placement (c)                                          6.400         09/01/11                 1,601,895
                                                                                                               ------------------
                                                                                                                      3,271,290
                                                                                                               ------------------

         GEORGIA    5.1%
 4,000   Augusta, GA Wtr & Swr Rev (FSA Insd) (a)                              5.250         10/01/22                 4,186,600
 1,870   Georgia Muni Elec Auth Pwr Rev Ser A (FGIC Insd)                      5.500         01/01/12                 2,093,671
 1,425   Georgia Muni Elec Auth Pwr Rev Ser A Rfdg (Escrowed to
         Maturity) (FGIC Insd)                                                 5.500         01/01/12                 1,593,976
                                                                                                               ------------------
                                                                                                                      7,874,247
                                                                                                               ------------------

         ILLINOIS    13.4%
 5,670   Chicago, IL Cap Apprec City Colleges (FGIC Insd)                          *         01/01/29                 1,446,530
 4,335   Chicago, IL Cap Apprec City Colleges (FGIC Insd)                          *         01/01/30                 1,043,435
 2,540   Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger
         Fac Ser A (AMT) (AMBAC Insd)                                          5.375         01/01/32                 2,567,737
 1,700   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Proj
         Ser B Rfdg (AMT) (d)(e)(f)                                            5.200         04/01/11                   327,250
 5,000   Chicago, IL Proj Ser A Rfdg (MBIA Insd)                               5.500         01/01/38                 5,201,850
   950   Chicago, IL Tax Increment Alloc Sub Cent Loop Redev Ser
         A (ACA Insd)                                                          6.500         12/01/08                 1,053,835
 1,635   Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA Insd)                8.100         12/01/15                 2,202,476
 5,000   Cook Cnty, IL Ser A (FGIC Insd)                                       5.500         11/15/31                 5,222,500
 2,800   Will Cnty, IL Forest Preserve Dist Ser B (FGIC Insd)                      *         12/01/16                 1,561,560
                                                                                                               ------------------
                                                                                                                     20,627,173
                                                                                                               ------------------

         INDIANA    4.8%
 3,065   Allen Cnty, IN War Mem Coliseum Additions Bldg Corp Ser
         A (AMBAC Insd)                                                        5.750         11/01/25                 3,308,974
 3,505   East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg
         (AMBAC Insd)                                                          6.250         01/05/16                 4,095,873
                                                                                                               ------------------
                                                                                                                      7,404,847
                                                                                                               ------------------

         KANSAS    3.0%
 1,000   Overland Park, KS Dev Corp Rev First Tier Overland Park Ser A         7.375         01/01/32                 1,003,300
 3,500   Wamego, KS Pollutn Ctl Rev Kansas Gas & Elec Co Proj
         Rfdg (MBIA Insd)                                                      5.300         06/01/31                 3,605,525
                                                                                                               ------------------
                                                                                                                      4,608,825
                                                                                                               ------------------

         KENTUCKY    0.8%
 1,150   Kentucky Econ Dev Fin Auth College & Univ Rev
         Impt Centre College Proj Rfdg (FSA Insd)                              5.000         04/01/32                 1,152,979
                                                                                                               ------------------


         LOUISIANA    9.9%
 7,930   Ernest N Morial New Orleans LA Exhibit Hall Auth Spl Tax
         Sr Sub Ser A (AMBAC Insd)                                             5.250         07/15/18                 8,530,856
 2,855   Louisiana St Gas & Fuels Tax Rev Ser A (AMBAC Insd)                   5.375         06/01/16                 3,113,463
 2,000   New Orleans, LA Rfdg (FGIC Insd)                                      5.500         12/01/21                 2,253,040
 1,250   Saint Charles Parish, LA Pollutn Ctl Rev LA Pwr & Lt Co
         Proj (AMT) (FSA Insd)                                                 7.500         06/01/21                 1,284,625
                                                                                                               ------------------
                                                                                                                     15,181,984
                                                                                                               ------------------
         MARYLAND    1.5%
 1,000   Maryland St Econ Dev Corp Univ MD College Pk Proj                     5.625         06/01/35                 1,010,590
 1,250   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg           5.375         08/15/24                 1,218,550
                                                                                                               ------------------
                                                                                                                      2,229,140
                                                                                                               ------------------

         MASSACHUSETTS    6.3%
 5,000   Massachusetts St Cons Ln Ser E (Prerefunded @
         01/01/13) (FSA Insd)                                                  5.250         01/01/20                 5,482,200
 2,000   Massachusetts St Dev Fin Agy Sys Ser A (MBIA Insd)                    5.625         01/01/15                 2,199,380
 1,705   Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth
         Sys Ser C (Connie Lee Insd)                                           7.000         07/01/09                 1,988,814
                                                                                                               ------------------
                                                                                                                      9,670,394
                                                                                                               ------------------

         MISSISSIPPI    3.9%
 2,000   Mississippi Business Fin Corp Sys Energy Res Inc Proj                 5.875         04/01/22                 2,006,180
 2,660   Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition
         Ser A2 (AMBAC Insd)                                                   5.000         07/01/24                 2,732,804
   665   Mississippi Home Corp Single Family Rev Mtg Ser C
         (AMT) (GNMA Collateralized)                                           7.600         06/01/29                   705,525
   265   Mississippi Home Corp Single Family Rev Mtg Ser F
         (AMT) (GNMA Collateralized)                                           7.550         12/01/27                   270,252
   217   Mississippi Home Corp Single Family Rev Ser D (AMT)
         (GNMA Collateralized)                                                 8.100         12/01/24                   228,425
                                                                                                               ------------------
                                                                                                                      5,943,186
                                                                                                               ------------------

         NEVADA    2.7%
 4,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd) (g)              5.000         07/01/36                 3,930,920
   230   Nevada Hsg Div Single Family Pgm Mezz Ser E (AMT)
         (FHA/VA Gtd)                                                          6.900         10/01/11                   234,943
                                                                                                               ------------------
                                                                                                                      4,165,863
                                                                                                               ------------------

         NEW JERSEY    10.3%
 2,000   New Jersey Econ Dev Auth Spl Fac Rev Continental Airl
         Inc Proj (AMT)                                                        6.250         09/15/29                 1,499,600
 2,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr
         Co Inc Proj Ser A (AMT) (FGIC Insd)                                   6.875         11/01/34                 2,580,000
 6,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr
         Co Ser A (AMT) (AMBAC Insd)                                           5.250         11/01/32                 6,569,745
 5,000   New Jersey St Tpk Auth Tpk Rev Ser A (FSA Insd)                       5.000         01/01/20                 5,224,800
                                                                                                               ------------------
                                                                                                                     15,874,145
                                                                                                               ------------------

         NEW YORK    15.0%
   970   New York City Indl Dev Agy Civic Fac Rev Touro College
         Proj Ser A (Acquired 06/29/99, Cost $970,000) (h)                     6.350         06/01/29                   918,445
 5,000   New York City Ser B1 (Prerefunded @ 08/15/04)                         7.000         08/15/16                 5,061,900
     5   New York City Ser C                                                   7.250         08/15/24                     5,020
   865   New York City Ser G                                                   5.750         02/01/14                   918,725
 1,135   New York City Ser G (Prerefunded @ 02/01/06)                          5.750         02/01/14                 1,217,662
 5,000   New York City Ser H (MBIA Insd)                                       5.250         03/15/14                 5,432,000
 5,000   New York City Transitional Fin Auth Future Tax Sec Ser B              5.000         08/01/22                 5,151,650
 4,000   New York City Transitional Fin Auth Future Tax Sec Ser D
         (MBIA Insd)                                                           5.250         02/01/20                 4,272,640
                                                                                                               ------------------
                                                                                                                     22,978,042
                                                                                                               ------------------

         NORTH CAROLINA    2.2%
 3,000   Charlotte, NC Ctf Part Convention Fac Proj Ser A Rfdg                 5.500         08/01/19                 3,297,450
                                                                                                               ------------------
         OHIO    11.0%
   705   Akron, OH Ctf Part Akron Muni Baseball Stad Proj                      6.500         12/01/07                   751,868
 1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                        7.500         01/01/30                 1,096,730
 1,000   Delaware Cnty, OH Hlthcare Fac Rev Mtg Centrum at
         Willow Brook (FHA Gtd)(a)                                             6.550         02/01/35                 1,037,700
 1,215   Logan Cnty, OH (MBIA Insd)                                            5.250         12/01/17                 1,311,143
 2,045   Marion Cnty, OH Hosp Impt Rev Cmnty Hosp Rfdg                         6.000         05/15/05                 2,093,691
   530   Miami Cnty, OH Hosp Fac Impt Upper Vly Med Ctr Ser C
         Rfdg                                                                  6.000         05/15/06                   555,859

 1,675   Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1 (AMT)
         (GNMA Collateralized)                                                 6.050         09/01/17                 1,759,939
 2,000   Ohio St Wtr Dev Auth Rev Fresh Wtr Impt                               5.000         12/01/34                 2,002,320
 5,000   Ohio St Wtr Dev Auth Wtr Pollutn Ctl Rev Wtr Quality Ln Fd (AMT)      5.000         06/01/20                 5,239,200
   925   Toledo Lucas Cnty, OH Port Auth Northwest OH Bd Fd Ser C (AMT)        6.000         05/15/11                   980,639
                                                                                                               ------------------
                                                                                                                     16,829,089
                                                                                                               ------------------

         OKLAHOMA    4.5%
 3,905   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                          5.250         07/01/29                 4,046,752
 1,475   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                          5.250         07/01/33                 1,523,144
 1,000   Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (FSA Insd)            *         02/01/31                   230,770
 1,000   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                 6.250         11/01/22                 1,154,300
                                                                                                               ------------------
                                                                                                                      6,954,966
                                                                                                               ------------------

         PENNSYLVANIA    1.4%
 2,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev PA Hosp Rfdg
         (Escrowed to Maturity)                                                6.350         07/01/07                 2,211,580
                                                                                                               ------------------

         SOUTH CAROLINA    1.7%
 2,420   Beaufort Cnty, SC Tax Increment New River Redev Proj Area
         (MBIA Insd)                                                           5.500         06/01/20                 2,637,945
                                                                                                               ------------------

         TENNESSEE    2.0%
 1,500   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B
         Impt & Rfdg                                                           8.000         07/01/33                 1,758,285
 1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN
         States Hlth Ser A Rfdg (MBIA Insd)                                    7.500         07/01/25                 1,229,650
                                                                                                               ------------------
                                                                                                                      2,987,935
                                                                                                               ------------------

         TEXAS    8.7%
 1,500   Brazos River Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj
         Ser C Rfdg (AMT)                                                      5.750         05/01/36                 1,547,535
 3,000   Dallas, TX Wtrwks & Swr Sys Rev Impt & Rfdg (FSA Insd)                5.375         10/01/19                 3,241,290
 4,790   Galena Park, TX Indpt Sch Dist Cap Apprec Rfdg (PSF Gtd)                  *         08/15/28                 1,246,071
 1,500   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser B (AMT)         6.125         07/15/17                 1,174,845
 3,720   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)             5.250         05/15/21                 3,952,351
 1,250   Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy
         Proj Rfdg                                                             5.600         03/01/27                 1,251,713

 1,000   Matagorda Cnty, TX Navig Dist No 1 Rev Houston Lt Rfdg (AMT)
         (AMBAC Insd)                                                          5.125         11/01/28                 1,004,490
                                                                                                               ------------------
                                                                                                                     13,418,295
                                                                                                               ------------------

         VIRGINIA    1.1%
 1,485   Richmond, VA Indl Dev Auth Govt Fac Rev Bonds (AMBAC Insd)            5.000         07/15/15                 1,606,770
                                                                                                               ------------------

         WASHINGTON    10.8%
 1,000   Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro
         Elec Rev Ser B Rfdg (MBIA Insd)                                       5.375         01/01/18                 1,047,370
 3,465   Seattle, WA Drain & Wastewtr Rev Rfdg (FGIC Insd)                     5.250         07/01/21                 3,639,913
 5,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)      5.250         09/01/33                 5,116,350
 2,030   Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser C
         Rfdg (MBIA Insd)                                                          *         07/01/13                 1,371,630
 3,380   Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser C
         Rfdg (MBIA Insd)                                                          *         07/01/15                 2,037,396
 3,000   Washington St Ser B                                                   5.500         05/01/18                 3,320,880
                                                                                                               ------------------
                                                                                                                     16,533,539
                                                                                                               ------------------

TOTAL LONG-TERM INVESTMENTS    160.2%
   (Cost $238,660,162)                                                                                              245,803,441

SHORT-TERM INVESTMENTS    2.7%
   (Cost $4,100,000)                                                                                                  4,100,000
                                                                                                               ------------------

TOTAL INVESTMENTS    162.9%
   (Cost $242,760,162)                                                                                              249,903,441

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.0%)                                                                      (1,416,071)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (61.9%)                                                       (95,043,482)
                                                                                                               ------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                   $153,443,888
                                                                                                               ==================

          Percentages are calculated as a percentage of net assets applicable to common shares.
*         Zero coupon bond
(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d)          This borrower has filed for protection in federal bankruptcy court.
(e)          Non-income producing security.
(f)          Issuer has filed for protection in federal bankruptcy court.
(g)          Security purchased on a when-issued or delayed delivery basis.
(h) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise .60% of net assets.

ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Connie Lee   - Connie Lee Insurance Co.
FGIC         - Financial Guaranty Insurance Co.
FHA          - Federal Housing Administration
FHA/VA       - Federal Housing Administration/Department of Veterans Affairs
FSA          - Financial Security Assurance Inc.
GNMA         - Government National Mortgage Association
MBIA         - Municipal Bond Investors Assurance Corp.
PSF          - Public School Fund
XLCA         - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2004:

                                                                         UNREALIZED
                                                                        APPRECIATION/
                                                         CONTRACTS      DEPRECIATION
                                                       ------------    --------------
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures September 2004
  (Current Notional Value of $110,719 per contract)             127         ($338,398)
  U.S. Treasury Notes 5-Year Futures September 2004
  (Current Notional Value of $109,500 per contract)             616        (1,004,752)
                                                       ------------    --------------
                                                                743       ($1,343,150)
                                                       ============    ==============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Strategic Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004